Statement of Changes in Net Assets Available for Benefits - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income
Net appreciation in fair value of investments	$ 108,228
Dividends	10,808
Interest	30
Net investment income	119,066
Interest income on notes receivable from participants	938
Contributions
Employer	13,442
Participant	37,765
Rollovers	9,637
Total contributions	60,844
Total additions	180,848
DEDUCTIONS FROM NET ASSETS ATTRIBUTED TO
Benefits paid to participants	91,654
Corrective distributions	26
Administrative expenses	607
Total deductions	92,287
CHANGE IN NET ASSETS	88,561
NET ASSETS AVAILABLE FOR BENEFITS
Beginning of year	761,328
End of year	$ 849,889